FINANCE INCOME AND EXPENSES (Schedule of Financing Income) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Interest Income:
Short-term bank deposits | ₪			₪ 357	₪ 30	₪ 333
Interest Income of debentures held for trading | ₪			4,603	3,274	1,791
Other | ₪			27	16	(11)
Total interest Income | ₪			4,987	3,320	2,113
Other:
Changes in fair value of financial assets at fair values | ₪			(13,697)	7,760	1,924
Gain (loss) from non-tradable financial assets (see note 21b). | ₪				5,368	(7,734)
Dividends | ₪			1,498	1,489	272
Total financing Income | ₪			₪ (7,212)	₪ 17,937	₪ (3,425)
US Dollars [Member]
Interest Income:
Short-term bank deposits | $		$ 95
Interest Income of debentures held for trading | $		1,228
Other | $		7
Total interest Income | $		1,330
Other:
Changes in fair value of financial assets at fair values | $		(3,654)
Gain (loss) from non-tradable financial assets (see note 21b). | $
Dividends | $		400
Total financing Income | $	[1]	$ (1,924)

[1]	Convenience Translation into US Dollars.